Redeemable Preferred Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Reconciliation of Company's 7% preferred stock activity

The following table summarizes the Company’s 7% preferred stock activity for the three months ended March 31, 2013:

	Preferred Shares	Preferred Stock
Balance at January 1, 2013	958,333	$121,649
Stock-based compensation	—	405
Repurchased preferred stock shares	(318)	(57)
Forfeited shares	(998)	—

Balance at March 31, 2013	957,017	$121,997

The following table summarizes the Company’s 7% preferred stock activity for the years ended December 31, 2011 and 2012:

	Preferred Shares	Preferred Stock
Balance at December 31, 2010	1,052,444	$130,339
Stock-based compensation	—	1,549
Repurchased preferred stock shares	(46,658)	(5,972)
Forfeited shares	(2,678)	—

Balance at December 31, 2011	1,003,108	$125,916
Stock-based compensation	—	1,464
Converted preferred stock shares	(531)	(68)
Repurchased preferred stock shares	(44,244)	(5,663)

Balance at December 31, 2012	958,333	$121,649